Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we do not currently grant stock options or similar option-like instruments, such as stock appreciation rights, we are providing information regarding our procedures related to the grant of equity awards close in time to the release of material non-public information.
The compensation committee grants equity awards to our NEOs, as well as other eligible company employees, on an annual basis in the first quarter of each fiscal year based upon a pre-determined schedule in advance of the grant date, or on an ad hoc basis, including around the hire date for any eligible new hires.
However, we do not have a formal policy or obligation that requires us to award equity or equity-based compensation on specific dates. Neither our board nor our compensation committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation.

Award Timing Method
While we do not currently grant stock options or similar option-like instruments, such as stock appreciation rights, we are providing information regarding our procedures related to the grant of equity awards close in time to the release of material non-public information.
The compensation committee grants equity awards to our NEOs, as well as other eligible company employees, on an annual basis in the first quarter of each fiscal year based upon a pre-determined schedule in advance of the grant date, or on an ad hoc basis, including around the hire date for any eligible new hires.
However, we do not have a formal policy or obligation that requires us to award equity or equity-based compensation on specific dates. Neither our board nor our compensation committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false